Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Shares of Common Stock Outstanding
Ordinary shares outstanding were as follows:

	December 31,
	2020	2019	2018
Balance at beginning of year	204,435,333	204,210,731	203,446,572
Shares issued under restricted stock plans	421,231	224,602	619,614
Shares issued upon exercise of stock options	—	—	144,545
Balance at end of year	204,856,564	204,435,333	204,210,731

Schedule of Changes in Accumulated Other Comprehensive Income (Loss)
The following table details the changes in AOCI:

		Unrealized Gain (Loss) on:		AOCI
($ thousands)	Foreign Currency Translation	Hedges	Other	Total	Attributable to non-controlling interests	Attributable to IGT PLC
Balance at December 31, 2017	338,146	(5,227)	6,001	338,920	1,249	340,169
Change during period	(90,309)	(163)	(4,979)	(95,451)	18,691	(76,760)
Reclassified to operations (1)	(4,254)	536	—	(3,718)	—	(3,718)
Tax effect	3,779	(1,904)	(29)	1,846	—	1,846
Other comprehensive (loss) income	(90,784)	(1,531)	(5,008)	(97,323)	18,691	(78,632)
Balance at December 31, 2018	247,362	(6,758)	993	241,597	19,940	261,537
Change during period	(18,172)	237	2,877	(15,058)	15,906	848
Reclassified to operations (1)	1,623	(2,183)	—	(560)	—	(560)
Tax effect	22	495	183	700	—	700
Other comprehensive (loss) income	(16,527)	(1,451)	3,060	(14,918)	15,906	988
Balance at December 31, 2019	230,835	(8,209)	4,053	226,679	35,846	262,525
Change during period	128,275	(674)	(269)	127,332	(59,455)	67,877
Reclassified to operations (1)	(507)	(47)	—	(554)	—	(554)
Tax effect	(217)	184	—	(33)	—	(33)
Other comprehensive income (loss)	127,551	(537)	(269)	126,745	(59,455)	67,290
Balance at December 31, 2020	358,386	(8,746)	3,784	353,424	(23,609)	329,815
(1) Foreign currency translation adjustments related to liquidated subsidiaries were reclassified into foreign exchange (loss) gain, net on the consolidated statements of operations for the years ended December 31, 2020 and 2019. Unrealized gain (loss) on hedges were reclassified into service revenue in the consolidated statements of operations for the years ended December 31, 2020, 2019, and 2018, respectively